SCHEDULE OF BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
ASSETS
Cash and cash equivalents	$ 3,232	¥ 23,339	¥ 92,713
Other receivables	2,504	18,080	15,345
Total assets	289,205	2,088,149	718,647
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Other payables and other current liabilities	51,355	370,802	336,835
Warrant liabilities			8
Total liabilities	309,023	2,231,240	1,296,445
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, 1,720,000,000 and 9,900,000,000 shares authorized as of March 31, 2023 and 2024, respectively; 1,151,221,338 and nil issued and outstanding as of March 31, 2023 and 2024, respectively)			1,245,721
Subscription receivable from preferred shareholders			(550,074)
Total Mezzanine equity	20,774	149,991	695,647
Shareholders’ deficit
Ordinary shares value	5,513	39,806	806
Additional paid-in capital	2,621,613	18,928,837	15,451,803
Accumulated other comprehensive income	31,175	225,090	220,185
Accumulated deficit	(2,683,920)	(19,378,705)	(16,946,064)
Total Uxin Limited shareholders' deficit	(40,560)	(292,851)	(1,273,270)
Total liabilities, mezzanine equity and shareholders' deficit	$ 289,205	2,088,149	718,647
Parent Company [Member] | Reportable Legal Entities [Member]
ASSETS
Cash and cash equivalents		2,206	62,244
Amounts due from intra-Group entities		10,012,615	9,085,314
Other receivables		2,306	2,065
Prepaid expenses		316	118
Total assets		10,017,443	9,149,741
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Other payables and other current liabilities		11,922	31,624
Investment deficit in subsidiaries		10,205,332	9,605,620
Amounts due to intra-Group entities		93,040	90,112
Warrant liabilities			8
Total liabilities		10,310,294	9,727,364
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, 1,720,000,000 and 9,900,000,000 shares authorized as of March 31, 2023 and 2024, respectively; 1,151,221,338 and nil issued and outstanding as of March 31, 2023 and 2024, respectively)			1,245,721
Subscription receivable from preferred shareholders			(550,074)
Total Mezzanine equity			695,647
Shareholders’ deficit
Ordinary shares value		39,806	806
Additional paid-in capital		18,928,837	15,451,803
Subscription receivable from shareholders		(107,879)
Accumulated other comprehensive income		225,090	220,185
Accumulated deficit		(19,378,705)	(16,946,064)
Total Uxin Limited shareholders' deficit		(292,851)	(1,273,270)
Total liabilities, mezzanine equity and shareholders' deficit		¥ 10,017,443	¥ 9,149,741